GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified											12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Dec. 31, 2009 Merchant Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Dec. 31, 2010 TNB	Dec. 31, 2010 TNB Financial Institution Services	Dec. 31, 2010 NPC	Dec. 31, 2010 NPC Merchant Services
Changes in goodwill
Balance at the beginning of the period	$ 1,532,374	$ 1,532,374	$ 1,532,374	$ 1,049,150	$ 957,524	$ 957,524	$ 501,198	$ 574,850	$ 574,850	$ 547,952
Goodwill attributable to acquisition											26,898	26,898	456,326	456,326
Balance at the end of the period	$ 1,532,374	$ 1,532,374	$ 1,532,374	$ 1,049,150	$ 957,524	$ 957,524	$ 501,198	$ 574,850	$ 574,850	$ 547,952